Summary of Significant Accounting Policies - Schedule of Property and Equipment are Depreciated on a Straight-Line Basis Period (Details)	Apr. 30, 2025
Equipment [Member]
Schedule of Property and Equipment are Depreciated on a Straight-Line Basis Period [Line Items]
Property and equipment depreciation period	5 years
Furniture and fixtures [Member]
Schedule of Property and Equipment are Depreciated on a Straight-Line Basis Period [Line Items]
Property and equipment depreciation period	5 years
Motor vehicles [Member]
Schedule of Property and Equipment are Depreciated on a Straight-Line Basis Period [Line Items]
Property and equipment depreciation period	10 years